accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
accounts payable and accrued liabilities
Supply chain financing - arm's-length third-party has paid supplier	$ 20	$ 16
Supply chain financing - eligible payable	15	11
Amounts that are part of supply chain financing	35	27
Amounts that are not part of supply chain financing	1,113	955
Trade accounts payable	1,148	982
Accrued liabilities	1,187	1,246
Payroll and other employee-related liabilities	622	651
Interest payable	320	389
Indirect taxes payable and other	182	226
Total	$ 3,459	$ 3,494